Condensed financial information of the Company - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (413,262,114)	$ (67,483,880)	$ 83,028,802
Adjustment to reconcile net income to net cash used in operating activities:
Stock based compensation expense	3,413,610	4,511,190	5,621,588
Loss on short-term investments	30,203,357	(5,052,944)	(1,451,200)
Amortization of deferred charges	3,242,398	2,828,337	7,725,283
(Gain)/loss on extinguishment of debt		1,843,306	8,580,510
Other receivables	83,761,147	(88,480,519)	(81,286,710)
Other current assets	2,359,210	(2,610,160)	(606,623)
Other payable and accrued liabilities	(51,513,133)	241,107,544	(18,090,325)
Payroll and welfare payables	(3,059,265)	(7,198,828)	(9,363,632)
Net cash provided by operating activities	135,608,847	336,766,542	272,256,758
Cash flows from investing activities:
Net cash used in investing activities	(22,774,551)	(104,155,960)	(43,030,099)
Cash flows from financing activities:
Changes in due from subsidiaries	44,288,546	(24,477,542)	(25,024,684)
Proceeds from short-term bank loans	193,848,327	105,007,105	84,837,579
Repayment of long-term bank loans	(183,056,732)	(199,845,816)	(9,156,553)
Proceeds from long-term bank loans	339,581,996	433,177,672	255,750,791
Proceeds from other long-term debts	610,114,087	1,047,849,099	1,170,084,599
Repayment of other long-term debts	(891,457,400)	(882,010,043)	(233,164,117)
Purchase of treasury shares		(2,483,896)	(26,080,876)
Dividends to shareholders	(4,055,664)	(14,284,148)	(19,647,356)
Proceeds from exercise of stock options		134,790	166,480
Net cash used in financing activities	(677,076,944)	(190,069,001)	(278,472,789)
Cash and cash equivalents, at the beginning of the year	926,809,581	662,606,063
Cash and cash equivalents, at end of the period	426,399,881	926,809,581	662,606,063
Parent Company [Member]
Cash flows from operating activities:
Net loss	(417,307,378)	(81,040,908)	68,344,527
Adjustment to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries, net	289,093,048	(43,080,570)	(203,098,135)
Stock based compensation expense	1,625,318	2,848,897	3,782,307
Loss on short-term investments	1,627,139	27,077	(27,099)
Amortization of deferred charges		6,024,220	7,445,276
(Gain)/loss on extinguishment of debt		5,583,578	(536,011)
Other receivables	168,246	(178,566)	654,500
Other current assets		77,648	172,920
Other payable and accrued liabilities	4,000,802	7,281,565	(291,915)
Payroll and welfare payables	1,363,218	402,431	(597,023)
Amount due from related parties			348,076
Net cash provided by operating activities	(119,429,607)	(102,081,705)	(123,775,478)
Cash flows from investing activities:
Investment in short-term investments	(72,502,807)
Net cash used in investing activities	(72,502,807)
Cash flows from financing activities:
Changes in due from subsidiaries	447,436,262	224,773,858	212,589,733
Proceeds from short-term bank loans		28,080,000	19,900,000
Repayment of Current portion of long-term bank loan and other long-term debt	(128,520,000)
Repayment of long-term bank loans		(23,078,000)	(110,311,908)
Proceeds from long-term bank loans			100,440,000
Proceeds from other long-term debts	270,000,000	378,852,273	300,000,000
Repayment of other long-term debts	(390,958,220)	(508,900,000)	(413,300,000)
Purchase of treasury shares		(2,483,896)	(26,080,876)
Dividends to shareholders	(4,055,664)	(14,284,148)	(19,647,356)
Payment of financing cost	(4,272,797)	(7,141,511)	(2,075,789)
Purchase of shares under RSU plan			(2,920,216)
Proceeds from exercise of stock options		134,790	166,480
Net cash used in financing activities	189,629,581	75,953,366	58,760,068
Net decrease in cash and cash equivalents	(2,302,833)	(26,128,339)	(65,015,410)
Cash and cash equivalents, at the beginning of the year	2,463,042	28,591,381	93,606,791
Cash and cash equivalents, at end of the period	$ 160,209	$ 2,463,042	$ 28,591,381